Putnam Tax-Free High Yield Fund
The fund's portfolio
10/31/19 (Unaudited)
Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGC — Assured Guaranty Corporation
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
COP — Certificates of Participation
FRN — Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corporation
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 1.12% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (99.5%)(a)
	Rating(RAT)	Principal amount	Value
Alabama (1.5%)
Black Belt Energy Gas Dist. Mandatory Put Bonds (12/1/23), Ser. A, 4.00%, 12/1/48	A3	$1,200,000	$1,290,504
Jefferson Cnty., Swr. Rev. Bonds
Ser. D, 6.50%, 10/1/53	BBB	3,000,000	3,601,470
zero %, 10/1/46	BBB	8,800,000	8,480,824

			13,372,798
Alaska (2.7%)
AK State Indl. Dev. & Export Auth. Rev. Bonds, (Tanana Chiefs Conference), Ser. A, 4.00%, 10/1/49	A+/F	8,500,000	9,215,105
Northern Tobacco Securitization Corp. Rev. Bonds
Ser. A, 5.00%, 6/1/46	B3	13,070,000	13,087,775
(Tobacco Settlement), Ser. C, zero %, 6/1/46	B/P	20,860,000	2,197,810

			24,500,690
Arizona (2.6%)
AZ State Indl. Dev. Auth. Ed. 144A Rev. Bonds, (BASIS Schools, Inc.), Ser. G, 5.00%, 7/1/37	BB	1,500,000	1,653,120
Maricopa Cnty., Indl. Dev. Auth. Ed. Rev. Bonds, (Horizon Cmnty. Learning Ctr.), 5.00%, 7/1/35	BB+	1,000,000	1,082,160
Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds
(Choice Academies, Inc.), 5.375%, 9/1/32	BB	1,000,000	1,048,040
(Great Hearts Academies), 5.00%, 7/1/44	BBB-	3,800,000	4,111,828
Phoenix, Indl. Dev. Auth. Ed. 144A Rev. Bonds, (BASIS Schools, Inc.)
Ser. A, 5.00%, 7/1/46	BB	750,000	799,328
5.00%, 7/1/35	BB	1,500,000	1,624,125
Ser. A, 5.00%, 7/1/35	BB	1,750,000	1,894,813
Phoenix, Indl. Dev. Auth. Student Hsg. Rev. Bonds, (Downtown Phoenix Student Hsg., LLC-AZ State U.), Ser. A, 5.00%, 7/1/37	Baa3	750,000	885,008
Pinal Cnty., Indl. Dev. Auth. Env. Fac. 144A Rev. Bonds, (Green Bond), 7.25%, 10/1/33	BB-/P	3,500,000	3,855,425
Salt Verde, Fin. Corp. Gas Rev. Bonds
5.50%, 12/1/29	A3	1,525,000	1,981,890
5.00%, 12/1/32	A3	1,500,000	1,945,815
Yavapai Cnty., Indl. Dev. Ed. Auth. Rev. Bonds, (Agribusiness & Equine Ctr.), 5.00%, 3/1/32	BB+	1,600,000	1,670,080
Yavapai Cnty., Indl. Dev. Ed. Auth. 144A Rev. Bonds, Ser. A, 5.00%, 9/1/34	BB+	500,000	536,880

			23,088,512
California (6.1%)
ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds, (Episcopal Sr. Cmntys.), 6.00%, 7/1/31	A-/F	1,295,000	1,387,269
CA School Fin. Auth. Rev. Bonds, (2023 Union, LLC), Ser. A, 6.00%, 7/1/33	BBB	1,000,000	1,134,950
CA State Mandatory Put Bonds (4/1/20), Ser. B, 2.193%, 4/1/47	Aa2	8,800,000	8,801,320
CA State Muni. Fin. Auth Mobile Home Park Rev. Bonds, (Caritas Affordable Hsg., Inc.), 5.25%, 8/15/39	BBB+	800,000	900,824
CA State Muni. Fin. Auth. Charter School Rev. Bonds, (Partnerships Uplift Cmnty.), Ser. A
5.25%, 8/1/42	BB	850,000	890,333
5.00%, 8/1/32	BB	665,000	698,290
CA State Poll. Control Fin. Auth. Rev. Bonds
(Wtr. Furnishing), 5.00%, 11/21/45	Baa3	5,090,000	5,426,144
(San Jose Wtr. Co.), 4.75%, 11/1/46	A	1,700,000	1,924,468
CA State Statewide Cmnty. Dev. Auth. College Hsg. 144A Rev. Bonds, (CA College of the Arts), 5.25%, 7/1/49	BB+	1,000,000	1,152,060
CA Statewide Cmnty. Dev. Auth. Rev. Bonds
(Terraces at San Joaquin Gardens), Ser. A, 6.00%, 10/1/47	A-/F	500,000	562,115
(Terraces at San Joaquin Gardens), Ser. A, 6.00%, 10/1/42	A-/F	1,750,000	1,971,130
(Terraces at San Joaquin Gardens), Ser. A, 5.625%, 10/1/32	A-/F	1,105,000	1,240,274
(899 Charleston, LLC), Ser. A, 5.25%, 11/1/44	BB/P	850,000	936,802
(American Baptist Homes of the West), 5.00%, 10/1/43	A-/F	1,000,000	1,064,720
Golden State Tobacco Securitization Corp. Rev. Bonds
(Tobacco Settlement), Ser. A-1, 5.00%, 6/1/47	BB/P	6,000,000	6,170,400
Ser. A-1, 5.00%, 6/1/26	BBB	1,400,000	1,653,750
La Verne, COP, (Brethren Hillcrest Homes), 5.00%, 5/15/36	BBB-/F	775,000	823,004
Long Beach, Bond Fin. Auth. Rev. Bonds, (Natural Gas Purchase), Ser. A, 5.50%, 11/15/37	A2	2,000,000	2,831,460
Morongo Band of Mission Indians 144A Rev. Bonds, Ser. B, 5.00%, 10/1/42	BBB-/F	3,650,000	4,119,427
Rancho Cordova, Cmnty. Fac. Dist. Special Tax Bonds, (Sunridge Anatolia), Ser. 03-1, 5.00%, 9/1/37	BBB-/P	1,000,000	1,070,860
Riverside Cnty., Trans. Comm. Toll Rev. Bonds, Ser. A, 5.75%, 6/1/44	A-	750,000	841,245
San Francisco City & Cnty. Redev. Agcy. Cmnty. Fac. Dist. Special Tax Bonds, (No. 6 Mission Bay South), Ser. A, 5.15%, 8/1/35	BBB/P	1,000,000	1,007,440
San Francisco City & Cnty., Redev. Agcy. Cmnty. Successor Special Tax Bonds, (No. 6 Mission Bay Pub. Impts.), Ser. C, zero %, 8/1/43	BBB/P	8,000,000	2,216,160
Sunnyvale, Special Tax Bonds, (Cmnty. Fac. Dist. No. 1), 7.75%, 8/1/32	B+/P	3,780,000	3,791,907
Tobacco Securitization Auth. of Southern CA Rev. Bonds, Ser. B-2, Class 2, zero %, 6/1/54	BB/P	14,660,000	2,240,341

			54,856,693
Colorado (5.4%)
Colorado Health Facs Authority Rev Bond (Commonspirit Health) , Ser A1, 4.00% 8/1/37(T)	AA/F	425,000	463,959
Colorado Health Facs Authority Rev Bond (Commonspirit Health) , Ser A1, 4.00% 8/1/38(T)	AA/F	625,000	679,431
Colorado Health Facs Authority Rev Bond (Commonspirit Health) , Ser A1, 4.00% 8/1/39(T)	AA/F	625,000	679,704
Colorado Health Facs Authority Rev Bond (Commonspirit Health) , Ser A1, 4.00% 8/1/44(T)	AA/F	2,000,000	2,167,755
Colorado Health Facs Authority Rev Bond (Commonspirit Health) , Ser A1, 4.00% 8/1/49(T)	AA/F	4,000,000	4,287,976
Aviation Station North Metro. Dist. No. 2 G.O. Bonds, Ser. A, 5.00%, 12/1/48	B+/P	1,000,000	1,063,800
Broadway Station Metro. Dist. No. 2 Co. G.O. Bonds, Ser. A, 5.125%, 12/1/48	B/P	1,500,000	1,589,175
Central Platte Valley, Metro. Dist. G.O. Bonds, 5.00%, 12/1/43	BB+	850,000	916,428
CO Pub. Hwy. Auth. Rev. Bonds
(E-470), zero %, 9/1/41	A2	1,000,000	517,630
Ser. A, NATL, zero %, 9/1/28	A2	5,000,000	4,116,400
CO State Hlth. Fac. Auth. Rev. Bonds
(Christian Living Cmnty.), 6.375%, 1/1/41	BB/P	810,000	876,226
(Christian Living Cmntys.), 5.25%, 1/1/37	BB/P	750,000	787,875
(Christian Living Cmntys.), 5.125%, 1/1/30	BB/P	1,415,000	1,491,297
CO State Hlth. Fac. Auth. Hosp. Rev. Bonds
(Frasier Meadows Retirement Cmnty.), Ser. A, 5.25%, 5/15/47	BB+/F	250,000	281,383
(Frasier Meadows Retirement Cmnty.), Ser. A, 5.25%, 5/15/37	BB+/F	1,000,000	1,148,470
(Frasier Meadows Retirement Cmnty.), Ser. B, 5.00%, 5/15/48	BB+/F	500,000	527,080
(Frasier Meadows Retirement Cmnty.), Ser. B, 5.00%, 5/15/39	BB+/F	2,000,000	2,122,000
(Christian Living Neighborhoods), 5.00%, 1/1/38	BBB/P	1,600,000	1,827,408
(Christian Living Neighborhood), 5.00%, 1/1/31	BB/P	2,000,000	2,225,580
(Christian Living Neighborhoods), 4.00%, 1/1/38	BBB/P	550,000	584,221
(Christian Living Neighborhoods), 4.00%, 1/1/29	BBB/P	300,000	337,671
(Christian Living Neighborhoods), 4.00%, 1/1/28	BBB/P	245,000	273,690
(Christian Living Neighborhoods), 4.00%, 1/1/27	BBB/P	200,000	221,620
(Christian Living Neighborhoods), 4.00%, 1/1/26	BBB/P	260,000	285,082
E-470 CO Pub. Hwy. Auth. Rev. Bonds, Ser. A, NATL, zero %, 9/1/34	A2	12,000,000	8,037,600
Eaton, Area Park & Recreation Dist. G.O. Bonds, 5.25%, 12/1/34	BB/P	330,000	349,157
Plaza, Tax Alloc. Bonds, (Metro. Dist. No. 1), 5.00%, 12/1/40	BB-/P	3,000,000	3,142,620
Pub. Auth. for CO Energy Rev. Bonds, (Natural Gas Purchase), 6.50%, 11/15/38	A2	2,000,000	3,047,260
Southlands, Metro. Dist. No. 1 G.O. Bonds, Ser. A-1
5.00%, 12/1/47	Ba1	1,000,000	1,122,610
5.00%, 12/1/37	Ba1	500,000	568,925
Trails at Crowfoot Metro. Dist. No. 3 G.O. Bonds, Ser. A, 5.00%, 12/1/49	B+/P	2,000,000	2,055,900
Willow Bend Metro. Dist. G.O. Bonds, Ser. A, 5.00%, 12/1/49	BB-/P	1,000,000	1,056,930

			48,852,863
Connecticut (0.6%)
CT State Hlth. & Edl. Fac. Auth. Rev. Bonds, (Masonicare Issue), Ser. F, 5.00%, 7/1/33	BBB+/F	1,500,000	1,680,360
CT State Hlth. & Edl. Fac. Auth. 144A Rev. Bonds, (Church Home of Hartford, Inc.), Ser. A, 5.00%, 9/1/46	BB/F	1,000,000	1,089,680
Harbor Point Infrastructure Impt. Dist. 144A Tax Alloc. Bonds, (Harbor Point Ltd.), 5.00%, 4/1/39	BB/P	2,500,000	2,824,025

			5,594,065
Delaware (1.3%)
DE State Econ. Dev. Auth. Rev. Bonds
(Indian River Pwr.), 5.375%, 10/1/45	Baa3	3,000,000	3,090,750
(ASPIRA Charter School), Ser. A, 5.00%, 6/1/46	BB+	1,820,000	1,955,790
(ASPIRA Charter School), Ser. A, 5.00%, 6/1/36	BB+	700,000	764,169
DE State Hlth. Fac. Auth. VRDN, (Christiana Care), Ser. A, 1.35%, 10/1/38	VMIG1	1,955,000	1,955,000
Millsboro Special Oblig. 144A Tax Alloc. Bonds, (Plantation Lakes Special Dev. Dist.), 5.125%, 7/1/38	BB-/P	3,500,000	3,812,445

			11,578,154
District of Columbia (1.4%)
DC Rev. Bonds
(Howard U.), Ser. A, 6.50%, 10/1/41	BBB-	3,945,000	4,105,562
(Ingleside at Rock Creek), Ser. A, 5.00%, 7/1/52	BB-/P	2,195,000	2,344,414
(Kipp DC), Ser. B, 5.00%, 7/1/37	BBB+	3,315,000	3,926,220
(KIPP DC), 4.00%, 7/1/39	BBB+	1,250,000	1,368,350
Metro. Washington, Arpt. Auth. Dulles Toll Rd. Rev. Bonds, Ser. B, zero %, 10/1/40	Baa1	995,000	499,818

			12,244,364
Florida (5.6%)
Alachua Cnty., Hlth. Fac. Auth. Rev. Bonds, (Shands Teaching Hospital & Clinics, Inc.), Ser. A, 4.00%, 12/1/49	A	5,200,000	5,675,904
Cap. Trust Agcy. Senior Living 144A Rev. Bonds, (H-Bay Ministries, Inc.-Superior Residencies), Ser. C, 7.50%, 7/1/53	B-/P	750,000	787,013
Celebration Pointe Cmnty. Dev. Dist. No. 1 144A Special Assessment Bonds, (Alachua Cnty.), 5.00%, 5/1/48	B/P	500,000	529,765
Charlotte Cnty., Indl. Dev. Auth. Util. Syst. 144A Rev. Bonds, (Town & Country Util.), 5.00%, 10/1/49	B/P	500,000	544,510
Fishhawk, CCD IV Special Assmt. Bonds, 7.25%, 5/1/43	B/P	560,000	633,175
Greater Orlando Aviation Auth. Rev. Bonds, (JetBlue Airways Corp.), 5.00%, 11/15/36	B/P	1,000,000	1,067,390
Lakeland, Hosp. Syst. Rev. Bonds, (Lakeland Regl. Hlth.), 5.00%, 11/15/45	A2	5,885,000	6,615,505
Lakewood Ranch, Stewardship Dist. Special Assessment Bonds, (Village of Lakewood Ranch South), 5.00%, 5/1/36	B+/P	900,000	957,825
Lakewood Ranch, Stewardship Dist. Special Assmt. Bonds, 4.875%, 5/1/35	BB-/P	970,000	1,028,607
Lakewood Ranch, Stewardship Dist. 144A Special Assmt. Bonds, (Northeast Sector), 5.30%, 5/1/39	B-/P	1,250,000	1,367,988
Lee Cnty., Indl. Dev. Auth. Rev. Bonds, (Shell Point/Waterside Hlth.)
5.00%, 11/15/44	BBB+	1,800,000	2,075,436
5.00%, 11/15/39	BBB+	750,000	872,498
Martin Cnty., Rev. Bonds, (Indiantown Cogeneration), 4.20%, 12/15/25	BBB+	3,000,000	3,039,390
Miami-Dade Cnty., Indl. Dev. Auth. Rev. Bonds, (Pinecrest Academy, Inc.), 5.00%, 9/15/34	BBB	2,195,000	2,393,977
Midtown Miami Cmnty. Dev. Dist. Special Assmt. Bonds, (Garage), Ser. A, 5.00%, 5/1/29	BB-/P	750,000	796,050
Orlando Cmnty. Redev. Agcy. Tax Alloc. Bonds, (Republic Drive/Universal), 5.00%, 4/1/24	A-/F	2,000,000	2,149,160
Palm Beach Cnty., 144A Rev. Bonds, (PBAU Hsg.), Ser. A, 5.00%, 4/1/39	Ba1	500,000	559,665
Palm Beach Cnty., Hlth. Fac. Auth. Rev. Bonds, (Baptist Hlth. South FL), 4.00%, 8/15/49	AA-	3,000,000	3,290,040
Pinellas Cnty., Indl. Dev. Auth. Rev. Bonds, (2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/39	AAA/P	1,770,000	2,056,793
Sarasota Cnty., Hlth. Fac. Auth. Rev. Bonds, (Village on the Isle), Ser. A, 5.00%, 1/1/42	BBB-/F	1,200,000	1,317,456
Sarasota Cnty., Hlth. Fac. Auth. Retirement Fac. Rev. Bonds, (Village of Isle)
5.00%, 1/1/31	BBB-/F	1,285,000	1,449,429
5.00%, 1/1/30	BBB-/F	750,000	849,083
Southeast Overtown Park West Cmnty. Redev. Agcy. 144A Tax Alloc. Bonds, Ser. A-1, 5.00%, 3/1/30	BBB+	1,440,000	1,613,578
Town Ctr. at Palm Coast, Cmnty. Dev. Dist. Special Assmt. Bonds, 6.00%, 5/1/36	B-/P	1,355,000	1,360,461
Verandah, West Cmnty. Dev. Dist. Special Assmt. Bonds, (Cap. Impt.), 5.00%, 5/1/33	B+/P	995,000	1,038,661
Village Cmnty. Dev. Dist. No. 10 Special Assmt. Bonds, 5.75%, 5/1/31	BB/P	1,070,000	1,196,624
Village Cmnty. Dev. Dist. No. 11 Special Assmt. Bonds, 4.50%, 5/1/45	BB-/P	2,705,000	2,825,751
Village Cmnty. Dev. Dist. No. 12 144A Special Assessment Bonds, 4.00%, 5/1/33	BB-/P	1,245,000	1,330,009
Village Cmnty. Dev. Dist. No. 8 Special Assmt. Bonds, (Phase II), 6.125%, 5/1/39	BBB-/P	730,000	745,710
Village Cmnty. Dev. Dist. No. 9 Special Assmt. Bonds, 5.00%, 5/1/22	BBB-/P	245,000	254,704

			50,422,157
Georgia (2.0%)
Clayton Cnty., Dev. Auth. Special Fac. Rev. Bonds, (Delta Airlines), Ser. A, 8.75%, 6/1/29	Baa3	2,000,000	2,082,360
Cobb Cnty., Dev. Auth. Student Hsg. Rev. Bonds, (Kennesaw State U. Real Estate Oblig. Group), Ser. C, 5.00%, 7/15/38	Baa2	1,250,000	1,389,013
GA State Private College & U. Auth. Rev. Bonds, (Mercer U.), Ser. A, 5.00%, 10/1/32	Baa1	1,100,000	1,155,308
Gainesville & Hall Cnty., Dev. Auth. Edl. Fac. Rev. Bonds, (Riverside Military Academy)
5.00%, 3/1/47	BBB-/F	1,365,000	1,502,810
5.00%, 3/1/37	BBB-/F	2,385,000	2,658,249
Muni. Election Auth. of GA Rev. Bonds
(Plant Voltage Units 3 & 4), Ser. A, 5.50%, 7/1/60	A	3,500,000	3,938,655
(Plant Vogtle Units 3 & 4), Ser. A, 5.00%, 1/1/63	A2	2,000,000	2,284,220
(Plant Vogtle Units 3 & 4), Ser. A, 4.00%, 1/1/59	A2	3,000,000	3,202,560

			18,213,175
Guam (0.1%)
Territory of GU, Dept. of Ed. COP, (John F. Kennedy High School), Ser. A, 6.875%, 12/1/40	B+	500,000	513,225

			513,225
Idaho (0.1%)
ID State Hlth. Fac. Auth. Rev. Bonds, (St. Luke's Hlth. Sys. Oblig. Group), Ser. A, 5.00%, 3/1/37	A3	500,000	595,355

			595,355
Illinois (12.9%)
Chicago, G.O. Bonds
Ser. A, 6.00%, 1/1/38	BBB+	7,040,000	8,359,296
Ser. A, 5.50%, 1/1/49	BBB+	2,000,000	2,330,060
Ser. D-05, 5.50%, 1/1/37	BBB+	3,250,000	3,652,805
Ser. G-07, 5.50%, 1/1/35	BBB+	1,200,000	1,353,660
Ser. A, 5.00%, 1/1/44	BBB+	2,000,000	2,253,280
Chicago, Special Assmt. Bonds, (Lake Shore East), 6.75%, 12/1/32	BB/P	4,909,000	4,936,490
Chicago, Board of Ed. G.O. Bonds
Ser. C, 5.25%, 12/1/39	BB-	4,000,000	4,398,160
Ser. H, 5.00%, 12/1/36	BB-	4,600,000	5,223,530
Chicago, Board of Ed. 144A G.O. Bonds, Ser. A, 7.00%, 12/1/46	BB-	1,500,000	1,910,745
Chicago, Motor Fuel Tax Rev. Bonds
AGM, 5.00%, 1/1/30	AA	200,000	221,552
5.00%, 1/1/28	Ba1	1,000,000	1,069,370
Chicago, Waste Wtr. Transmission Rev. Bonds, Ser. C
5.00%, 1/1/34	A	1,950,000	2,188,563
5.00%, 1/1/33	A	1,000,000	1,124,920
Chicago, Wtr. Wks Rev. Bonds
5.00%, 11/1/42	A	650,000	695,611
5.00%, 11/1/39	A	1,075,000	1,196,067
5.00%, 11/1/30	A	1,400,000	1,641,794
5.00%, 11/1/28	A	1,500,000	1,774,620
Cook Cnty., G.O. Bonds, 5.00%, 11/15/34	AA-	1,000,000	1,160,850
Du Page Cnty., Special Svc. Area No. 31 Special Tax Bonds, (Monarch Landing), 5.625%, 3/1/36	B/P	817,000	819,851
IL Fin. Auth. Rev. Bonds, (Navistar Intl. Recvy. Zone), 6.75%, 10/15/40	BB-	1,155,000	1,192,595
IL State G.O. Bonds
Ser. A, 5.25%, 12/1/30	Baa3	5,000,000	5,799,850
5.25%, 2/1/30	Baa3	3,000,000	3,292,530
5.00%, 11/1/41	Baa3	1,900,000	2,094,541
5.00%, 1/1/41	Baa3	1,000,000	1,092,930
5.00%, 2/1/39	Baa3	500,000	536,090
Ser. A, 5.00%, 5/1/38	Baa3	2,500,000	2,825,850
5.00%, 11/1/34	Baa3	2,250,000	2,512,778
Ser. A, 5.00%, 10/1/33	Baa3	1,025,000	1,172,867
Ser. A, 5.00%, 12/1/31	Baa3	7,200,000	8,201,880
Ser. C, 5.00%, 11/1/29	Baa3	6,650,000	7,545,090
5.00%, 2/1/29	Baa3	2,000,000	2,276,360
Ser. A, 5.00%, 12/1/28	Baa3	2,700,000	3,113,883
Ser. D, 5.00%, 11/1/28	Baa3	2,000,000	2,289,360
Ser. A, 5.00%, 10/1/27	Baa3	2,000,000	2,307,280
Ser. D, 5.00%, 11/1/26	Baa3	4,655,000	5,292,921
IL State Fin. Auth. Rev. Bonds
(Three Crowns Park), 5.25%, 2/15/47	BB-/P	1,000,000	1,079,360
(Plymouth Place), 5.25%, 5/15/45	BB+/F	850,000	908,327
(Three Crowns Park), 5.25%, 2/15/37	BB-/P	500,000	541,755
(Rosalind Franklin U. of Medicine & Science), Ser. A, 5.00%, 8/1/47	BBB+	850,000	960,934
(Rosalind Franklin U. of Medicine & Science), Ser. A, 5.00%, 8/1/42	BBB+	500,000	567,020
(Southern IL Healthcare Enterprises, Inc.), 5.00%, 3/1/34	A+	1,400,000	1,643,642
(Southern IL Healthcare Enterprises, Inc.), 5.00%, 3/1/33	A+	200,000	235,404
(Southern IL Healthcare Enterprises, Inc.), 5.00%, 3/1/30	A+	400,000	476,832
(Windy City Portfolio), Ser. A-1, 4.375%, 12/1/42	BB-/P	1,750,000	1,198,295
(Riverside Hlth.Syst.), 4.00%, 11/15/32	A+	600,000	650,208
IL State Fin. Auth. Student Hsg. & Academic Fac. Rev. Bonds, (U. of IL-CHF-Chicago, LLC), Ser. A, 5.00%, 2/15/47	Baa3	4,000,000	4,501,440
Metro. Pier & Exposition Auth. Rev. Bonds, (McCormick Place Expansion), Ser. B, stepped-coupon zero % (4.850%, 6/15/31) , 12/15/42(STP)	BBB	3,000,000	2,024,280
Sales Tax Securitization Corp. Rev. Bonds, Ser. C, 5.50%, 1/1/36	AA-	3,000,000	3,650,340

			116,295,866
Indiana (0.7%)
IN State Fin. Auth. Hosp. Rev. Bonds, (Goshen Hlth. Obligated Group), Ser. A
4.00%, 11/1/43	A-	3,250,000	3,549,488
4.00%, 11/1/36	A-	465,000	520,172
Valparaiso, Exempt Facs. Rev. Bonds, (Pratt Paper, LLC), 6.75%, 1/1/34	B+/P	1,875,000	2,179,781

			6,249,441
Iowa (0.3%)
IA State Fin. Auth. Midwestern Disaster Rev. Bonds, (IA Fertilizer Co., LLC), 5.25%, 12/1/25	B+	2,250,000	2,449,980

			2,449,980
Kansas (0.3%)
Wichita, Hlth. Care Fac. Rev. Bonds, (Presbyterian Manors), Ser. I, 5.00%, 5/15/38	BB-/P	1,000,000	1,087,380
Wyandotte, Cnty./Kansas City, Unified Govt. 144A Rev. Bonds, (Legends Apt. Garage & West Lawn), 4.50%, 6/1/40	AA	1,470,000	1,538,855

			2,626,235
Kentucky (1.9%)
KY Econ. Dev. Fin. Auth. Rev. Bonds, (Masonic Home Indpt. Living), 5.00%, 5/15/36	BB/P	2,000,000	2,123,360
KY Pub. Trans. Infrastructure Auth. Rev. Bonds, (1st Tier Downtown Crossing), Ser. A, 6.00%, 7/1/53	Baa3	2,000,000	2,263,400
KY State Econ. Dev. Fin. Auth. Rev. Bonds, (Owensboro Hlth.), Ser. A, 5.25%, 6/1/41	Baa3	375,000	434,486
KY State Econ. Dev. Fin. Auth. Hlth. Care Rev. Bonds, (Masonic Homes of KY), 5.375%, 11/15/42	BB-/P	1,400,000	1,465,394
KY State Property & Bldg. Comm. Rev. Bonds, (No. 122), Ser. A, 4.00%, 11/1/35	A1	1,000,000	1,113,610
KY State Pub. Energy Auth. Gas Supply Mandatory Put Bonds (6/1/25), Ser. C-1, 4.00%, 12/1/49	A3	8,500,000	9,435,170

			16,835,420
Louisiana (0.9%)
LA State Pub. Fac. Auth. Rev. Bonds, (LA State U. Greenhouse Phase III), Ser. A
5.00%, 7/1/59	A3	1,000,000	1,162,100
4.00%, 7/1/54	A3	2,640,000	2,816,616
4.00%, 7/1/49	A3	1,000,000	1,075,660
4.00%, 7/1/44	A3	1,000,000	1,085,560
LA State Pub. Fac. Solid Waste Disp. Auth. Rev. Bonds, (LA Pellets, Inc.), Ser. A, 8.375%, 7/1/39 (In default)(NON)	CCC/P	1,000,000	10
Pub. Fac. Auth. Dock & Wharf 144A Rev. Bonds, (Impala Warehousing, LLC), 6.50%, 7/1/36	B+/P	1,000,000	1,100,310
St. Tammany, Public Trust Fin. Auth. Rev. Bonds, (Christwood), 5.25%, 11/15/37	BB/P	765,000	838,073

			8,078,329
Maine (0.5%)
ME Hlth. & Higher Edl. Fac. Auth. Rev. Bonds, (ME Gen. Med. Ctr.), 7.50%, 7/1/32	Ba3	3,000,000	3,273,930
ME State Fin. Auth. Solid Waste Disp. 144A Mandatory Put Bonds (8/1/25), (Casella Waste Syst.), 5.125%, 8/1/35	B2	1,000,000	1,138,400

			4,412,330
Maryland (0.9%)
Brunswick, Special Tax, 5.00%, 7/1/36	B+/P	1,000,000	1,118,850
Frederick Cnty., Edl. Fac. 144A Rev. Bonds, (Mount St. Mary's U.), Ser. A, 5.00%, 9/1/37	BB+	500,000	566,265
Prince Georges Cnty., Special Oblig. 144A Tax Alloc. Bonds, (Westphalia Town Ctr.)
5.25%, 7/1/48	B/P	2,000,000	2,221,260
5.125%, 7/1/39	B/P	300,000	333,420
Westminster, Rev. Bonds
(Lutheran Village at Miller's Grant, Inc. (The)), Ser. A, 6.00%, 7/1/34	B-/P	750,000	840,180
(Carroll Lutheran Village, Inc.), 5.125%, 7/1/34	BB/P	3,000,000	3,234,480

			8,314,455
Massachusetts (1.5%)
MA State Dev. Fin. Agcy. Rev. Bonds
(Loomis Communities), Ser. A, 6.00%, 1/1/33	BBB/P	250,000	279,383
(Loomis Communities), Ser. A, U.S. Govt. Coll., 6.00%, 1/1/33 (Prerefunded 7/1/23)	AAA/P	250,000	292,525
(Milford Regl. Med. Ctr. Oblig. Group), Ser. F, 5.75%, 7/15/43	BB+	1,000,000	1,091,620
(Suffolk U.), 5.125%, 7/1/40	Baa2	2,000,000	2,043,240
(Atrius Hlth. Oblig. Group), Ser. A, 4.00%, 6/1/49	BBB	5,000,000	5,324,850
(Linden Ponds, Inc.), Ser. B, zero %, 11/15/56	B-/P	1,186,016	340,470
MA State Dev. Fin. Agcy. 144A Rev. Bonds, (Linden Ponds, Inc. Fac.), 5.125%, 11/15/46	BB/F	2,000,000	2,257,980
MA State Dev. Fin. Agcy. Hlth. Care Fac. 144A Rev. Bonds, (Adventcare), Ser. A, 6.65%, 10/15/28	B/P	2,035,000	2,025,436

			13,655,504
Michigan (2.5%)
Detroit, G.O. Bonds
5.00%, 4/1/37	Ba3	350,000	388,353
5.00%, 4/1/36	Ba3	1,400,000	1,559,180
Flint, Hosp. Bldg. Auth. Rev. Bonds
(Hurley Med. Ctr.), 7.50%, 7/1/39	Ba1	700,000	722,491
Ser. A, 5.25%, 7/1/39	Ba1	500,000	529,420
MI State Fin. Auth. Rev. Bonds, (Local Govt. Loan Program), Ser. F1, 4.50%, 10/1/29	BB+	650,000	705,601
MI State Fin. Auth. Ltd. Oblig. Rev. Bonds, (Lawrence Technological U.)
5.00%, 2/1/47	BB+	3,100,000	3,386,657
5.00%, 2/1/37	BB+	1,080,000	1,172,707
MI State Hosp. Fin. Auth. Rev Bonds (Trinity Hlth. Credit Group) , Ser. A, 5.00% 12/1/47(T)	AA-	11,000,000	11,966,268
MI State Strategic Fund Ltd. Oblig. Rev. Bonds, (Holland Home Oblig. Group)
5.00%, 11/15/43	BBB-/F	500,000	563,370
5.00%, 11/15/34	BBB-/F	1,000,000	1,147,560

			22,141,607
Minnesota (0.8%)
Baytown Twp., Lease Rev. Bonds, Ser. A, 4.00%, 8/1/36	BB+	400,000	410,692
Duluth, COP, (Indpt. School Dist. No. 709), Ser. A
4.20%, 3/1/34	Ba2	725,000	773,938
4.00%, 3/1/28	Ba2	760,000	822,753
4.00%, 3/1/27	Ba2	730,000	789,809
3.00%, 3/1/21	Ba2	395,000	398,891
Forest Lake, Charter School Lease Rev. Bonds, (LILA Bldg. Co.), Ser. A, 5.25%, 8/1/43	BB+	615,000	678,665
Ham Lake, Charter School Lease Rev. Bonds
(DaVinci Academy of Arts & Science), Ser. A, 5.00%, 7/1/47	BB-/P	1,000,000	1,050,740
(Parnassus Preparatory School), Ser. A, 5.00%, 11/1/36	BB	1,500,000	1,616,295
St. Paul, Hsg. & Redev. Auth. Charter School Lease Rev. Bonds, (Nova Classical Academy), Ser. A, 6.375%, 9/1/31	BBB-	500,000	536,445

			7,078,228
Mississippi (1.3%)
MS State Bus. Fin. Commission Gulf Opportunity Zone VRDN, (Chevron USA, Inc.)
Ser. A, 1.26%, 12/1/30	VMIG1	1,720,000	1,720,000
Ser. B, 1.26%, 12/1/30	VMIG1	775,000	775,000
MS State Bus. Fin. Corp. Rev. Bonds, (System Energy Resources, Inc.), 2.50%, 4/1/22	BBB+	9,350,000	9,385,063

			11,880,063
Missouri (1.3%)
MO State Hlth. & Edl. Fac. Auth. VRDN, (WA U. (The))
Ser. C, 1.21%, 9/1/30	VMIG1	1,000,000	1,000,000
Ser. D, 1.21%, 9/1/30	VMIG1	3,900,000	3,900,000
Saint Louis, Indl. Dev. Auth. Fin. Rev. Bonds, (Ballpark Village Dev.), Ser. A, 4.75%, 11/15/47	BB-/P	1,625,000	1,772,826
St. Louis Cnty., Indl. Dev. Auth. Sr. Living Fac. Rev. Bonds
(Friendship Village), 5.00%, 9/1/48	BB+/F	1,750,000	1,961,313
(Friendship Village Oblig. Group), Ser. A, 5.00%, 9/1/38	BB+/F	3,000,000	3,378,480

			12,012,619
Nebraska (1.3%)
Central Plains, Energy Mandatory Put Bonds (1/1/24), (No. 4), 5.00%, 3/1/50	A3	7,750,000	8,636,600
Central Plains, Energy Rev. Bonds, (NE Gas No. 3), 5.00%, 9/1/32 (Prerefunded 9/1/22)	A3	3,000,000	3,257,130

			11,893,730
Nevada (1.3%)
Clark Cnty., Impt. Dist. No. 159 Special Assessment Bonds, (Summerlin Village 16A), 5.00%, 8/1/35	B+/P	680,000	742,587
Las Vegas, Special Assmt. Bonds
5.00%, 6/1/30	B+/P	510,000	546,266
(Dist. No. 607 Local Impt.), 5.00%, 6/1/22	BBB-/P	355,000	376,999
Las Vegas, Impt. Dist. No. 812 Special Assessment Bonds, (Summerlin Village 24), 5.00%, 12/1/35	B/P	750,000	820,080
North Las Vegas, G.O. Bonds, AGM
4.00%, 6/1/34	AA	1,075,000	1,202,850
4.00%, 6/1/33	AA	1,400,000	1,570,156
4.00%, 6/1/32	AA	4,330,000	4,869,085
North Las Vegas, Local Impt. Special Assmt. Bonds, (Valley Vista Special Impt. Dist. No. 64), 4.50%, 6/1/39	B/P	700,000	742,266
NV State Dept. of Bus. & Indl. 144A Rev. Bonds, (Somerset Academy of Las Vegas), Ser. A, 5.00%, 12/15/38	BB	1,000,000	1,088,770

			11,959,059
New Hampshire (0.5%)
National Fin. Auth. 144A Rev. Bonds, (Covanta Holding Corp.), Ser. C, 4.875%, 11/1/42	B1	2,100,000	2,229,381
NH State Hlth. & Ed. Fac. Auth. Rev. Bonds, (Kendel at Hanover), 5.00%, 10/1/46	BBB+/F	625,000	691,131
NH State Hlth. & Ed. Fac. Auth. 144A Rev. Bonds, (Hillside Village), Ser. A
6.25%, 7/1/42	B-/P	250,000	271,955
6.125%, 7/1/37	B-/P	1,000,000	1,085,280

			4,277,747
New Jersey (6.7%)
NJ State Econ. Dev. Auth. Rev. Bonds
(Paterson Charter School Science & Tech.), Ser. A, 6.10%, 7/1/44	BB-	655,000	678,777
(Paterson Charter School Science & Tech.), Ser. A, 6.00%, 7/1/32	BB-	300,000	313,275
(Continental Airlines, Inc.), 5.50%, 6/1/33	BB	2,000,000	2,233,080
(Paterson Charter School), Ser. C, 5.30%, 7/1/44	BB-	2,250,000	2,281,545
Ser. EEE, 5.00%, 6/15/48	Baa1	4,000,000	4,544,240
(North Star Academy Charter School of Newark, Inc.), 5.00%, 7/15/47	BBB-	500,000	566,765
Ser. EEE, 5.00%, 6/15/43	Baa1	3,910,000	4,461,075
Ser. DDD, 5.00%, 6/15/42	Baa1	1,500,000	1,689,750
Ser. EEE, 5.00%, 6/15/38	Baa1	2,500,000	2,886,000
(Provident Group-Montclair State U. Student Hsg. & Properties), 5.00%, 6/1/37	AA	1,000,000	1,181,070
Ser. AAA, 5.00%, 6/15/36	Baa1	750,000	856,830
(North Star Academy Charter School of Newark, Inc.), 5.00%, 7/15/32	BBB-	1,000,000	1,165,550
(Biomedical Research), Ser. A, 5.00%, 7/15/29	Baa1	600,000	694,944
NJ State Econ. Dev. Auth. Energy Fac. Rev. Bonds, (UMM Energy Partners, LLC), Ser. A
5.00%, 6/15/37	Baa2	1,000,000	1,065,310
4.75%, 6/15/32	Baa2	170,000	180,559
NJ State Econ. Dev. Auth. Fac. Rev. Bonds, (Continental Airlines, Inc.), 5.625%, 11/15/30	BB	1,000,000	1,148,530
NJ State Hlth. Care Fac. Fin. Auth. Rev. Bonds, (St. Peter's U. Hosp.), 6.25%, 7/1/35	Ba1	2,500,000	2,651,950
NJ State Trans. Trust Fund Auth. Rev. Bonds
(Trans. Program), Ser. AA, 5.25%, 6/15/32	Baa1	1,000,000	1,148,400
Ser. A, 5.00%, 12/15/35	Baa1	5,600,000	6,520,696
Ser. A, 5.00%, 12/15/34	Baa1	3,550,000	4,142,531
Ser. A, 5.00%, 12/15/33	Baa1	3,000,000	3,509,700
Tobacco Settlement Fin. Corp. Rev. Bonds
Ser. B, 5.00%, 6/1/46	BB+	7,200,000	7,937,784
Ser. A, 5.00%, 6/1/33	A-	6,750,000	8,129,835

			59,988,196
New Mexico (0.9%)
NM State Hosp. Equip. Loan Council First Mtge. Rev. Bonds, (La Vida Expansion), Ser. A, 5.00%, 7/1/49	BBB-/F	5,755,000	6,487,842
Sante Fe, Retirement Fac. Rev. Bonds, (El Castillo Retirement Residences), Ser. A, 5.00%, 5/15/49	BB+/F	1,200,000	1,320,960

			7,808,802
New York (2.3%)
Glen Cove, Local Econ. Assistance Corp. Rev. Bonds, (Garvies Point Pub. Impt.), Ser. C, stepped-coupon zero% (5.625%, 1/1/24), 1/1/55(STP)	B/P	600,000	575,136
NY City, VRDN Ser. I, 1.32%, 4/1/36	VMIG1	3,000,000	3,000,000
NY City, Indl. Dev. Agcy. Rev. Bonds, (Yankee Stadium), AGC, 7.00%, 3/1/49	AA	1,000,000	1,005,000
NY Counties, Tobacco Trust VI Rev. Bonds, (Tobacco Settlement Pass Through), Ser. A-2B, 5.00%, 6/1/51	BBB	2,500,000	2,610,875
NY State Dorm. Auth. Non-State Supported Debt 144A Rev. Bonds, (Orange Regl. Med. Ctr.)
5.00%, 12/1/36	Baa3	1,100,000	1,288,111
5.00%, 12/1/35	Baa3	1,300,000	1,525,979
NY State Env. Fac. Corp. Solid Waste Disp. 144A Mandatory Put Bonds (12/2/19), (Casella Waste Syst., Inc.), 3.75%, 12/1/44	B2	1,500,000	1,502,265
NY State Liberty Dev. Corp. 144A Rev. Bonds
(World Trade Ctr.), Class 2, 5.375%, 11/15/40	BB-/P	1,250,000	1,408,163
(3 World Trade Ctr., LLC), Class 1-3, 5.00%, 11/15/44	BB-/P	6,750,000	7,448,895
Yonkers, Indl. Dev. Agcy. Civic Fac. Rev. Bonds, (St. John's Riverside Hosp.), Ser. A, 7.125%, 7/1/31	B-	435,000	432,851

			20,797,275
North Carolina (1.0%)
NC State Med. Care Comm. Retirement Fac. Rev. Bonds
(Aldersgate United Methodist Retirement Cmnty., Inc.), Ser. A, 5.00%, 7/1/47	BB/P	750,000	821,280
(Aldersgate United Methodist Church), 5.00%, 7/1/45	BB/P	1,500,000	1,610,535
(Twin Lakes Cmnty.), Ser. A, 5.00%, 1/1/44	BBB/F	3,000,000	3,437,460
(Southminister, Inc.), 5.00%, 10/1/37	BB/P	1,625,000	1,781,536
(United Church Homes & Svcs. Oblig. Group), Ser. A, 5.00%, 9/1/37	BB/P	1,000,000	1,071,060

			8,721,871
Ohio (4.7%)
Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds
Ser. A-2, 6.50%, 6/1/47	B3	10,485,000	10,723,114
Ser. A-3, 6.25%, 6/1/37	CCC+	7,300,000	7,478,047
Ser. A-2, 6.00%, 6/1/42	B3	4,015,000	4,037,886
Ser. A-2, 5.75%, 6/1/34	CCC+	3,925,000	3,929,946
Ser. C, zero %, 6/1/52	CCC/P	20,000,000	870,000
Ser. B, zero %, 6/1/47	CCC+/P	15,000,000	917,250
Centerville, Hlth. Care Rev. Bonds, (Graceworks Lutheran Svcs.), 5.25%, 11/1/47	BB+/P	2,000,000	2,189,600
Cleveland-Cuyahoga Cnty., Port Auth. Cultural Fac. Rev. Bonds, (Playhouse Sq. Foundation), 5.25%, 12/1/38	BB+	1,065,000	1,228,499
Columbus, Swr. VRDN, Ser. B, 1.05%, 6/1/32	VMIG1	400,000	400,000
Franklin Cnty., Hlth. Care Fac. Rev. Bonds, (OH Presbyterian Retirement Svcs. (OPRS) Cmntys. Oblig. Group), Ser. A, 6.00%, 7/1/35	BBB/F	3,000,000	3,309,600
Hickory Chase, Cmnty. Auth. Infrastructure Impt. 144A Rev. Bonds, (Hickory Chase), Ser. A, 5.00%, 12/1/40	B+/P	1,330,000	1,373,544
Lake Cnty., Hosp. Fac. Rev. Bonds, (Lake Hosp. Syst., Inc.), Ser. C, 6.00%, 8/15/43	Baa1	250,000	250,868
OH State Air Quality Dev. Auth. Exempt Fac. 144A Rev. Bonds, (Pratt Paper, LLC), 4.50%, 1/15/48	BB+/P	2,000,000	2,163,580
OH State Higher Edl. Fac. Comm. Rev. Bonds, 5.25%, 12/1/48	BB	750,000	826,740
Southeastern OH Port Auth. Hosp. Fac. Rev. Bonds
5.75%, 12/1/32	BB-/F	2,225,000	2,426,874
(Memorial Hlth. Syst. Oblig. Group), 5.50%, 12/1/43	BB-/F	235,000	254,463

			42,380,011
Oklahoma (0.2%)
Tulsa, Muni. Arpt. Trust Rev. Bonds, (American Airlines, Inc.), Ser. B, 5.50%, 12/1/35	B+/P	2,000,000	2,183,200

			2,183,200
Oregon (0.3%)
Warm Springs Reservation, Confederated Tribes 144A Rev. Bonds, (Pelton Round Butte Tribal), Ser. B, 6.375%, 11/1/33	A3	1,800,000	1,800,000
Warm Springs, Reservation Confederated Tribes 144A Rev. Bonds, (Pelton-Round Butte), Ser. B
5.00%, 11/1/39	A3	700,000	816,725
5.00%, 11/1/32	A3	360,000	432,778

			3,049,503
Pennsylvania (3.6%)
Allegheny Cnty., Higher Ed. Bldg. Auth. Rev. Bonds
(Robert Morris U.), Ser. A, 5.75%, 10/15/40	Baa3	765,000	788,325
(Robert Morris U.-UPMC Events Ctr.), 5.00%, 10/15/47	Baa3	2,200,000	2,464,132
(Robert Morris U.-UPMC Events Ctr.), 5.00%, 10/15/37	Baa3	1,000,000	1,136,380
(Chatham U.), Ser. A, 5.00%, 9/1/30	BBB-	1,500,000	1,600,845
Chester Cnty., Indl. Dev. Auth. Rev. Bonds
(Collegium Charter School), Ser. A, 5.125%, 10/15/37	BB	1,200,000	1,302,240
(Renaissance Academy Charter School), 5.00%, 10/1/34	BBB-	625,000	689,306
Dallas, Area Muni. Auth. U. Rev. Bonds, (Misericordia U.), 5.00%, 5/1/48	Baa3	1,000,000	1,121,990
East Hempfield Twp., Indl. Dev. Auth. Rev. Bonds, (Millersville U. Student Hsg. & Svcs., Inc.), 5.00%, 7/1/34	Baa3	800,000	877,944
Lackawanna Cnty., Indl. Dev. Auth. Rev. Bonds, (Scranton U.), 4.00%, 11/1/40	A-	1,230,000	1,314,759
Lancaster Cnty., Hosp. Auth. Rev. Bonds, (Brethren Village), 5.125%, 7/1/37	BB+/F	700,000	764,498
Lancaster Cnty., Hosp. Auth. VRDN, (Masonic Homes), Ser. D, 1.26%, 7/1/34	A-1	980,000	980,000
Lancaster Cnty., Hosp. Auth. Hlth. Care Fac. Rev. Bonds, (Moravian Manors, Inc.), Ser. A, 5.00%, 6/15/49	BB+/F	4,705,000	5,245,369
Lancaster, Indl. Dev. Auth. Rev. Bonds, (Willow Valley Communities)
5.00%, 12/1/49	A/F	2,300,000	2,648,450
5.00%, 12/1/44	A/F	1,850,000	2,136,232
4.00%, 12/1/44	A/F	1,150,000	1,239,735
Montgomery Cnty., Higher Ed. & Hlth. Auth. Rev. Bonds, (Arcadia U.), 5.25%, 4/1/30	BBB	1,530,000	1,549,278
Montgomery Cnty., Indl. Auth. Rev. Bonds, (Whitemarsh Continuing Care Retirement Cmnty.), Ser. A, 5.25%, 1/1/48	BB-/P	1,500,000	1,571,850
Moon, Indl. Dev. Auth. Rev. Bonds, (Baptist Homes Society Oblig. Group), 5.75%, 7/1/35	B+/P	2,000,000	2,175,540
Northeastern PA Hosp. & Ed. Auth. Rev. Bonds, (Wilkes U.), Ser. A, 5.25%, 3/1/42	BBB	1,000,000	1,047,520
PA State Higher Edl. Fac. Auth. Student Hsg. Rev. Bonds, (U. Properties, Inc.-East Stroudsburg), Ser. A, 5.00%, 7/1/31	Baa3	1,000,000	1,156,660
Susquehanna, Area Regl. Arpt. Auth. Syst. Rev. Bonds, 5.00%, 1/1/35	Baa3	800,000	929,200

			32,740,253
Puerto Rico (0.4%)
Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds
Ser. A-1, 5.00%, 7/1/58	B/P	1,097,000	1,154,373
Ser. A-2, 4.784%, 7/1/58	B/P	240,000	247,855
Ser. A-1, 4.75%, 7/1/53	B/P	433,000	448,328
Ser. A-1, 4.55%, 7/1/40	B/P	59,000	60,453
Ser. A-2, 4.536%, 7/1/53	B/P	17,000	17,250
Ser. A-1, 4.50%, 7/1/34	B/P	116,000	123,967
Ser. A-2, 4.329%, 7/1/40	B/P	600,000	610,494
Ser. A-1, zero %, 7/1/51	B/P	1,236,000	241,193
Ser. A-1, zero %, 7/1/46	B/P	1,518,000	396,578
Ser. A-1, zero %, 7/1/33	B/P	159,000	100,183
Ser. A-1, zero %, 7/1/31	B/P	141,000	98,112
Ser. A-1, zero %, 7/1/29	B/P	109,000	81,487
Ser. A-1, zero %, 7/1/27	B/P	112,000	89,730
Ser. A-1, zero %, 7/1/24	B/P	66,000	57,916
Cmnwlth. of PR, Sales Tax Fin. Corp. (COFINA) Rev. Bonds, Ser. 07A
zero %, 8/1/43	BBB/P	3,362,197	168,110
zero %, 8/1/43	BBB/P	1,107,133	152,231

			4,048,260
Rhode Island (0.4%)
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. B, 5.00%, 6/1/50	BBB-/P	3,000,000	3,205,680

			3,205,680
South Carolina (2.5%)
SC State Jobs Econ. Dev. Auth. Edl. Fac. 144A Rev. Bonds, (High Point Academy), Ser. A, 5.75%, 6/15/39	Ba1	2,000,000	2,255,640
SC State Pub. Svcs. Auth. Rev. Bonds
Ser. A, 5.50%, 12/1/54	A2	6,220,000	7,061,193
Ser. E, 5.25%, 12/1/55	A2	2,500,000	2,886,225
Ser. E, 5.00%, 12/1/48	A2	2,000,000	2,213,080
Ser. C, 5.00%, 12/1/46	A2	1,000,000	1,127,200
(Oblig.), Ser. B, 5.00%, 12/1/37	A2	500,000	591,295
SC Trans. Infrastructure Bank Mandatory Put Bonds (10/1/22), Ser. 03B, 1.811%, 10/1/31	Aa3	6,470,000	6,476,082

			22,610,715
Tennessee (1.6%)
Chatanooga, Hlth. Ed. & Hsg. Fac. Rev Bonds (Commonspirit Health), Ser A1, 4.00%, 8/1/37(T)	AA/F	425,000	472,888
Chatanooga, Hlth. Ed. & Hsg. Fac. Rev Bonds (Commonspirit Health), Ser A1, 4.00%, 8/1/38(T)	AA/F	425,000	473,170
Chatanooga, Hlth. Ed. & Hsg. Fac. Rev Bonds (Commonspirit Health), Ser A2, 5.00%, 8/1/44(T)	AA/F	425,000	491,658
Chatanooga, Hlth. Ed. & Hsg. Fac. Rev Bonds (Commonspirit Health), Ser A1, 4.00%, 8/1/44(T)	AA/F	850,000	933,859
Chatanooga, Hlth. Ed. & Hsg. Fac. Rev Bonds (Commonspirit Health), Ser A2 5.00%, 8/1/49(T)	AA/F	725,000	837,939
Metro. Govt. Nashville & Davidson Cnty., Hlth. & Edl. Fac. Board Mandatory Put Bonds (7/1/21), (Vanderbilt U. Med. Ctr.), Ser. D, 4.511%, 7/1/46	A3	5,000,000	5,117,350
Metro. Govt. Nashville & Davidson Cnty., Hlth. & Edl. Fac. Board Rev. Bonds, (Trevecca Nazarene U.)
5.00%, 10/1/48	BBB-/F	1,800,000	2,085,408
5.00%, 10/1/39	BBB-/F	800,000	939,376
5.00%, 10/1/34	BBB-/F	400,000	477,028
5.00%, 10/1/29	BBB-/F	600,000	714,426
Nashville, Metro. Dev. & Hsg. Agcy. 144A Tax Alloc. Bonds, (Fifth & Broadway Dev. Dist.), 5.125%, 6/1/36	B+/P	1,250,000	1,382,725

			13,925,827
Texas (8.6%)
Arlington, Higher Ed. Fin. Corp. Rev. Bonds, (Uplift Ed.), Ser. A, 5.00%, 12/1/36	BBB-	815,000	922,800
Clifton, Higher Ed. Fin. Corp. Rev. Bonds
(Intl. Leadership), Ser. D, 6.125%, 8/15/48	BB-/P	6,000,000	6,694,380
(Idea Pub. Schools), 5.00%, 8/15/32	A-	2,100,000	2,259,747
(IDEA Pub. Schools), Ser. B, 5.00%, 8/15/27	A-	375,000	448,316
Dallas-Fort Worth, Intl. Arpt. Rev. Bonds, Ser. B, 4.50%, 11/1/45	A+	2,265,000	2,428,465
Harris Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds, (Brazos Presbyterian Homes, Inc.), 5.00%, 1/1/37	BBB-/F	1,000,000	1,102,410
Harris Cnty., Cultural Ed. Fac. Fin. Corp. VRDN, (The Methodist Hosp.), Ser. C-1, 1.35%, 12/1/24	A-1+	6,350,000	6,350,000
Houston, Arpt. Syst. Rev. Bonds
(Continental Airlines, Inc. Term. Project), 6.50%, 7/15/30	BB	3,200,000	3,430,688
Ser. B-1, 5.00%, 7/15/35	BB	200,000	223,516
Ser. B-1, 5.00%, 7/15/30	BB	2,650,000	2,978,839
Houston, Higher Ed. Fin. Co. Rev. Bonds, (Cosmos Foundation), Ser. A
5.00%, 2/15/42	BBB	2,250,000	2,351,295
5.00%, 2/15/32	BBB	2,250,000	2,370,128
Love Field, Arpt. Modernization Corp. Special Fac. Rev. Bonds, (Southwest Airlines Co.), 5.25%, 11/1/40	A3	4,000,000	4,139,320
Matagorda Cnty., Poll. Control Rev. Bonds, (Dist. No. 1), Ser. A, AMBAC, 4.40%, 5/1/30	A-	3,000,000	3,561,660
Montgomery Cnty., Toll Road Auth. Rev. Bonds
5.00%, 9/15/38	BBB-	1,830,000	2,052,071
5.00%, 9/15/34	BBB-	170,000	192,515
New Hope, Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(MRC Sr. Living-Langford (The)), Ser. A, 5.50%, 11/15/52	B-/P	250,000	265,078
(MRC Senior Living-Langford (The)), 5.50%, 11/15/46	B-/P	700,000	745,682
(Wesleyan Homes, Inc.), 5.50%, 1/1/43	BB-/P	1,050,000	1,135,397
(MRC Senior Living-Langford (The)), 5.375%, 11/15/36	B-/P	500,000	537,010
(Collegiate Student Hsg. Island Campus, LLC), Ser. A, 5.00%, 4/1/42	Ba1	3,500,000	3,715,460
(Collegiate Hsg.-Tarleton St.), 5.00%, 4/1/39	Baa3	500,000	537,095
(Woman's U.-Collegiate Hsg. Denton, LLC), Ser. A-1, AGM, 5.00%, 7/1/38	AA	500,000	583,660
(MRC Crestview), 5.00%, 11/15/36	BB+/F	350,000	381,770
(Woman's U.-Collegiate Hsg. Denton, LLC), Ser. A-1, AGM, 5.00%, 7/1/32	AA	700,000	830,403
(Woman's U.-Collegiate Hsg. Denton, LLC), Ser. A-1, AGM, 5.00%, 7/1/30	AA	400,000	478,968
(Woman's U.-Collegiate Hsg. Denton, LLC), Ser. A-1, AGM, 4.00%, 7/1/43	AA	1,600,000	1,702,480
Newark, Higher Ed. Fin. Corp. Rev. Bonds, (Austin Achieve Pub. Schools, Inc.)
5.00%, 6/15/48	BB-/P	750,000	769,155
5.00%, 6/15/38	BB-/P	245,000	252,610
Red River, Hlth. Retirement Fac. Dev. Corp. Rev. Bonds, (Happy Harbor Methodist Home, Inc.), Ser. A, 7.75%, 11/15/44	B-/P	830,000	980,487
Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement Fac. Rev. Bonds
(Buckner Sr. Living Ventana), Ser. A, 6.625%, 11/15/37	B-/P	1,000,000	1,157,950
(Buckner Retirement Svcs., Inc.), 5.00%, 11/15/37	A/F	1,620,000	1,878,811
Temple, Tax Increment 144A Tax Alloc. Bonds, (Reinvestment Zone No. 1), Ser. A, 5.00%, 8/1/38	BB+	3,500,000	3,833,515
TX Private Activity Surface Trans. Corp. Rev. Bonds
(LBJ Infrastructure), 7.00%, 6/30/40	Baa3	4,500,000	4,668,525
(NTE Mobility), 6.875%, 12/31/39	Baa2	3,350,000	3,380,284
(Segment 3C), 5.00%, 6/30/58	Baa3	4,500,000	5,249,430
TX State Private Activity Bond Surface Trans. Corp. Rev. Bonds, (Blueridge Trans. Group, LLC (SH 288 Toll Lane))
5.00%, 12/31/55	Baa3	1,500,000	1,664,430
5.00%, 12/31/50	Baa3	250,000	278,148
TX State Trans. Comm. Rev. Bonds, (State Hwy. 249 Sys.), Ser. A, zero %, 8/1/39	Baa3	1,500,000	682,125

			77,214,623
Utah (0.4%)
Infrastructure Agcy. Telecomm. Rev. Bonds
4.00%, 10/15/42	BBB-/F	1,500,000	1,561,095
4.00%, 10/15/36	BBB-/F	1,000,000	1,057,060
Murray City, Hosp. VRDN, (IHC Hlth. Svcs., Inc.), Ser. A, 1.35%, 5/15/37	VMIG1	1,300,000	1,300,000

			3,918,155
Virginia (2.5%)
Charles City Cnty., Econ. Dev. Auth. Solid Waste Disp. Mandatory Put Bonds (5/2/22), (Waste Management, Inc.), 2.40%, 8/1/27	A-2	1,625,000	1,651,504
Cherry Hill Cmnty., Dev. Auth. 144A Special Assmt. Bonds, (Potomac Shores), 5.15%, 3/1/35	B/P	500,000	527,550
Fairfax Cnty., Econ. Dev. Auth. Res. Care Fac. Rev. Bonds, (Goodwin House, Inc.), Ser. A, 5.00%, 10/1/36	BBB+/F	350,000	392,914
Federal Home Loan Mortgage Corp. Rev. Bonds, Ser. M-053, Class A, 2.55%, 6/15/35	AA+	3,995,000	4,092,079
Lexington, Indl. Dev. Auth. Res. Care Fac. Rev. Bonds, (Kendal at Lexington), Ser. A, 5.00%, 1/1/42	BBB-/F	690,000	745,290
Lower Magnolia Green Cmnty., Dev. Auth. 144A Special Assmt. Bonds, 5.00%, 3/1/35	B/P	835,000	869,360
Small Bus. Fin. Auth. Private Activity Rev. Bonds, (Transform 66 P3), 5.00%, 12/31/56	Baa3	3,000,000	3,427,410
Suffolk, Econ. Dev. Auth. Retirement Fac. Rev. Bonds, (United Church Homes & Svcs. Oblig. Group), 5.00%, 9/1/31	BB/P	1,500,000	1,654,035
Sussex Cnty., Indl. Dev. Auth. Solid Waste Disp. Mandatory Put Bonds (5/2/22), (Waste Management, Inc.), Ser. A, 2.40%, 6/1/28	A-2	1,625,000	1,651,341
VA State Small Bus. Fin. Auth. Rev. Bonds
(Elizabeth River Crossings OPCO, LLC), 6.00%, 1/1/37	BBB	1,725,000	1,911,231
(95 Express Lanes, LLC), 5.00%, 1/1/40	BBB	4,500,000	4,796,460
VA State Small Bus. Fin. Auth. Solid Waste Disp. Fac. 144A, FRN Mandatory Put Bonds (7/1/38), (Covanta Holding Corp.), 5.00%, 1/1/48	B	1,000,000	1,062,700

			22,781,874
Washington (2.6%)
Kalispel Tribe of Indians Priority Dist. Rev. Bonds, Ser. A, 5.00%, 1/1/32	BB+/P	1,000,000	1,119,160
Port Seattle, Port Indl. Dev. Corp. Rev. Bonds, (Delta Airlines, Inc.), 5.00%, 4/1/30	BBB-	5,700,000	6,231,503
Skagit Cnty., Pub. Hosp. Dist. No. 1 Rev. Bonds, (Skagit Regl. Hlth. Impt.), 5.00%, 12/1/37	Baa2	2,000,000	2,267,000
WA State G.O. Bonds, Ser. D, 4.00%, 2/1/34	Aaa	5,000,000	5,321,600
WA State Hlth. Care Fac. Auth. Rev. Bonds, (Overlake Hosp. Med. Ctr.), Ser. A, 4.00%, 7/1/37	A2	3,125,000	3,445,063
WA State Hsg. Fin. Comm. Rev. Bonds, (Wesley Homes Lea Hill), 5.00%, 7/1/36	B/P	575,000	623,674
WA State Hsg. Fin. Comm. 144A Rev. Bonds, (Presbyterian Retirement Cmnty. Northwest), Ser. A, 5.00%, 1/1/46	BB/F	4,000,000	4,423,760

			23,431,760
Wisconsin (2.5%)
Pub. Fin. Auth. Arpt. Fac. Rev. Bonds
(Sr. Oblig. Group), 5.25%, 7/1/28	BBB+	800,000	870,720
(Trans. Infrastructure Properties), 5.00%, 7/1/42	BBB+	3,500,000	3,729,985
Pub. Fin. Auth. Ed. 144A Rev. Bonds, (North Carolina Leadership Academy)
5.00%, 6/15/54	BB+/P	455,000	478,091
5.00%, 6/15/49	BB+/P	1,040,000	1,100,486
5.00%, 6/15/39	BB+/P	410,000	437,158
Pub. Fin. Auth. Edl. Fac. Rev. Bonds, (Piedmont Cmnty. Charter School), 5.00%, 6/15/53	Baa3	1,000,000	1,143,570
Pub. Fin. Auth. Exempt Fac. Rev. Bonds, (Celanese U.S. Holdings, LLC), Ser. C, 4.30%, 11/1/30	BBB	700,000	764,540
Pub. Fin. Auth. Higher Ed. Fac. Rev. Bonds, (Gannon U.)
5.00%, 5/1/47	BBB+	850,000	951,227
5.00%, 5/1/42	BBB+	500,000	561,050
Pub. Fin. Auth. Ltd. Oblig. Pilot 144A Rev. Bonds, (American Dream at Meadowlands), 7.00%, 12/1/50	BB/P	1,720,000	2,059,889
Pub. Fin. Auth. Retirement Communities Rev. Bonds, (Evergreens Obligated Group), Ser. A, 5.00%, 11/15/44	BBB/F	2,000,000	2,296,360
Pub. Fin. Auth. Retirement Fac. Rev. Bonds, (Southminster, Inc.), 5.00%, 10/1/43	BB/F	1,500,000	1,663,455
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds
(St. John's Cmnty., Inc.), Ser. B, 5.00%, 9/15/45	BBB-/F	750,000	778,088
(Prohealth Care, Inc.), 5.00%, 8/15/39	A1	750,000	833,460
WI State Pub. Fin. Auth Sr. Living Rev. Bonds, (Rose Villa, Inc.), Ser. A
6.00%, 11/15/49	BB-/P	1,000,000	1,100,340
5.75%, 11/15/44	BB-/P	500,000	545,690
5.50%, 11/15/34	BB-/P	1,685,000	1,845,698
WI State Pub. Fin. Auth. 144A Rev. Bonds, (Church Home of Hartford, Inc.), Ser. A, 5.00%, 9/1/38	BB/F	1,500,000	1,611,435

			22,771,242

Total municipal bonds and notes (cost $841,409,656)			$895,569,911

UNITIZED TRUST (0.1%)(a)
	Shares	Value
CMS Liquidating Trust 144A(F)	400	$715,188

Total unitized trust (cost $1,206,477)		$715,188

SHORT-TERM INVESTMENTS (0.2%)(a)
		Principal amount/ shares	Value
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.75%(P)	Shares	40,000	$40,000
U.S. Treasury Bills 1.919%, 12/12/19(SEGSF)		$801,000	799,656
U.S. Treasury Bills 1.650%, 4/16/20(SEG)(SEGSF)		338,000	335,609
U.S. Treasury Bills 1.898%, 3/12/20(SEG)(SEGSF)		252,000	250,584
U.S. Treasury Bills 1.724%, 2/20/20(SEG)(SEGSF)		63,000	62,708
U.S. Treasury Bills 2.016%, 11/7/19(SEGSF)		25,000	24,993

Total short-term investments (cost $1,512,717)			$1,513,550
TOTAL INVESTMENTS

Total investments (cost $844,128,850)			$897,798,649

FUTURES CONTRACTS OUTSTANDING at 10/31/19 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Bond Ultra 30 yr (Short)	27	$5,123,250	$5,123,250	Dec-19	$73,095
U.S. Treasury Note Ultra 10 yr (Short)	55	7,816,016	7,816,016	Dec-19	(70,796)

Unrealized appreciation					73,095

Unrealized (depreciation)					(70,796)

Total					$2,299

	OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/19 (Unaudited)
	Swap counterparty/ notional amount	Value		Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
	Citibank, N.A.
	$3,525,000	$38,891	(E)	$—	1/2/50	1.46% — Quarterly	SIFMA Municipal Swap index — Quarterly	$38,891
	19,440,000	179,198	(E)	—	10/18/31	1.404% — Quarterly	SIFMA Municipal Swap index — Quarterly	(179,198)
	36,000,000	137,772	(E)	—	10/18/26	SIFMA Municipal Swap index — Quarterly	1.182% — Quarterly	137,772
	68,480,000	186,882	(E)	—	10/20/26	SIFMA Municipal Swap index — Quarterly	1.159% — Quarterly	186,882
	20,155,000	223,338	(E)	—	10/21/41	1.559% — Quarterly	SIFMA Municipal Swap index — Quarterly	(223,337)

Upfront premium received				—		Unrealized appreciation		363,545

	Upfront premium (paid)			—		Unrealized (depreciation)		(402,535)

	Total			$—			Total	$(38,990)
(E)	Extended effective date.

	OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/19 (Unaudited)
	Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
	Citibank, N.A.
	$6,420,000	$158,767	$—	12/10/19	—	1.495% minus Municipal Market Data Index AAA municipal yields 15 Year rate — At maturity	$(158,767)
	1,430,000	343	—	1/24/20	—	1.52% minus Municipal Market Data Index AAA municipal yields 10 Year rate — At maturity	(343)
	2,860,000	601	—	1/23/20	—	1.52% minus Municipal Market Data Index AAA municipal yields 10 Year rate — At maturity	(601)
	6,100,000	15,677	—	1/30/20	—	1.55% minus Municipal Market Data Index AAA municipal yields 10 Year rate — At maturity	15,677
	2,162,500	4,066	—	11/12/19	—	2.06% minus Municipal Market Data Index AAA municipal yields 30 Year rate — At maturity	(4,066)
	4,300,000	13,760	—	1/2/20	—	2.08% minus Municipal Market Data Index AAA municipal yields 30 Year rate — At maturity	(13,760)
	4,800,000	50,400	—	12/4/19	—	2.135% minus Municipal Market Data Index AAA municipal yields 30 Year rate — At maturity	50,400
	2,162,500	36,157	—	11/7/19	—	2.15% minus Municipal Market Data Index AAA municipal yields 30 Year rate — At maturity	36,157
	2,140,000	226,005	—	6/2/20	—	2.7% minus Municipal Market Data Index AAA municipal yields 30 Year rate — At maturity	(226,005)
	4,275,000	459,135	—	6/4/20	—	2.71% minus Municipal Market Data Index AAA municipal yields 30 Year rate — At maturity	(459,133)
	Goldman Sachs International
	2,860,000	114	—	1/15/20	—	1.52% minus Municipal Market Data Index AAA municipal yields 10 Year rate — At maturity	114
	2,550,000	6,477	—	12/26/19	—	2.080% minus Municipal Market Data Index AAA municipal yields 30 Year rate — At maturity	(6,477)
	Morgan Stanley & Co. International PLC
	1,430,000	215	—	1/21/20	—	1.52% minus Municipal Market Data Index AAA municipal yields 10 Year rate — At maturity	(215)
	1,430,000	215	—	1/21/20	—	1.52% minus Municipal Market Data Index AAA municipal yields 10 Year rate — At maturity	(215)
	2,675,000	271,406	—	6/4/20	—	2.68% minus Municipal Market Data Index AAA municipal yields 30 Year rate — At maturity	(271,406)

Upfront premium received			—	Unrealized appreciation			102,348

	Upfront premium (paid)		—	Unrealized (depreciation)			(1,140,988)

	Total		$—			Total	$(1,038,640)
(E)	Extended effective date.

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2019 through October 31, 2019 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $900,090,930.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $323,991.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $1,099,360.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(T)	Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
At the close of the reporting period, the fund maintained liquid assets totaling $38,075,814 to cover certain derivative contracts, tender option bonds, and the settlement of certain securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index, 1 Month US LIBOR or 3 Month US LIBOR rates, which were 1.12%, 1.78% and 1.90%, respectively, as of the close of the reporting period.
The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
The dates shown on debt obligations are the original maturity dates.
The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Healthcare	24.7%
	Education	14.5
	State debt	11.0
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk, and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for yield curve positioning.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, and for hedging inflation.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.
Tender option bond transactions: The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. [cont.]
At the close of the reporting period, the fund’s investments with a value of $23,454,607 were held by the TOB trust and served as collateral for $13,528,658 in floating-rate bonds outstanding. During the reporting period, the fund incurred interest expense of $115,276 for these investments based on an average interest rate of 1.48%.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$895,569,911	$—
Unitized trust	—	—	715,188
Short-term investments	40,000	1,473,550	—

Totals by level	$40,000	$897,043,461	$715,188
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	2,299	—	—
Interest rate swap contracts	—	(38,990)	—
Total return swap contracts	—	(1,038,640)	—

Totals by level	$2,299	$(1,077,630)	$—
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)	60
OTC interest rate swap contracts (notional)	$121,500,000
OTC total return swap contracts (notional)	$46,100,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com